UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska  68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/11

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2011

JNF Equity Portfolio

JNF Balanced Portfolio

JNF Money Market Portfolio

Each a series of the Northern Lights Variable Trust

JNF Equity Portfolio
PORTFOLIO REVIEW
June 30, 2011 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

	Six Months	One Year	Three Year	Since Inception**
JNF Equity Portfolio	10.60%	39.89%	5.59%	-0.59%
Russell Midcap Total Return ***	8.08%	38.47%	6.46%	1.96%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.

** Inception date is May 1, 2007.

*** The Russell Midcap Index is an unmanaged Index that measures the performance of the 800 smallest companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

	Top Ten Holdings by Industry		% of Net Assets
	REITs		6.7%
	Retail		5.7%
	Oil & Gas		5.6%
	Commercial Services		5.1%
	Insurance		4.7%
	Electric		4.2%
	Semiconductors		3.9%
	Banks		3.6%
	Healthcare - Products		3.4%
	Pharmaceuticals		3.2%
	Other, Cash & Cash Equivalents		53.9%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

JNF Balanced Portfolio
PORTFOLIO REVIEW
June 30, 2011 (Unaudited)

The Fund's performance figures* for the period ended June 30, 2011, as compared to its benchmark:

	Six Months	One Year	Three Year	Since Inception**
JNF Balanced Portfolio	7.08%	22.98%	5.92%	2.40%
Barclay's Capital US Aggregate Bond Index ***	2.72%	3.90%	6.46%	6.10%
Russell 1000 Total Return Index ***	6.37%	31.93%	3.68%	-0.24%
Blended Benchmark Index ***	5.28%	23.52%	4.51%	1.66%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Performance figures for periods greater than 1 year are annualized.

** Inception date is May 1, 2007.

*** The Blended Benchmark Index represents a blend of 70% Russell 1000 Total Return Index and 30% Barclay's Capital US Aggregate Bond Index. The Russell 1000 is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index  is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities.

Top Ten Holdings by Industry			% of Net Assets
US Government Agencies - Mortgage Backed			16.2%
US Government			9.6%
Oil & Gas			6.3%
Computers			5.8%
Banks			4.9%
Retail			3.4%
Telecommunications			3.4%
US Government Agency			3.4%
Pharmaceuticals			3.3%
Healthcare - Products			2.6%
Other, Cash & Cash Equivalents			41.1%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 98.5%
	ADVERTISING - 0.5%
14,300	Clear Channel Outdoor Holdings, Inc. - Cl. A *	$ 181,610
21,900	Interpublic Group of Cos., Inc.	273,750
		455,360
	AEROSPACE/DEFENSE - 0.7%
2,450	Cubic Corp.	124,925
1,100	Esterline Technologies Corp. *	84,040
625	HEICO Corp.	34,213
4,200	L-3 Communications Holdings, Inc.	367,290
200	Moog, Inc. *	8,704
		619,172
	AGRICULTURE - 0.4%
300	Andersons, Inc.	12,675
3,200	Lorillard, Inc.	348,384
900	Universal Corp.	33,903
		394,962
	AIRLINES - 0.5%
2,100	Alaska Air Group, Inc. *	143,766
2,500	Skywest, Inc.	37,650
9,700	United Continental Holdings, Inc. *	219,511
2,300	US Airways Group, Inc. *	20,493
		421,420
	APPAREL - 0.9%
5,700	Coach, Inc.	364,401
1,800	CROCS, Inc. *	46,350
575	Deckers Outdoor Corp. *	50,681
200	Oxford Industries, Inc.	6,752
2,500	VF Corp.	271,400
1,400	Wolverine World Wide, Inc.	58,450
		798,034
	AUTO PARTS & EQUIPMENT - 0.7%
500	Cooper Tire & Rubber Co.	9,895
3,300	Dana Holding Corp. *	60,390
1,800	Standard Motor Products, Inc.	27,414
1,500	Tenneco, Inc. *	66,105
3,600	Titan International, Inc.	87,336
7,300	TRW Automotive Holdings Corp. *	430,919
		682,059
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	BANKS - 3.6%
7,800	Banco Latinoamericano de Comercio Exterior SA	$ 135,096
600	Bank of the Ozarks, Inc.	31,236
700	Cass Information Systems, Inc.	26,432
1,000	Cathay General Bancorp	16,390
11,800	Commerce Bancshares, Inc.	507,400
1,100	Community Trust Bancorp, Inc.	30,492
2,300	Financial Institutions Inc.	37,766
4,500	First Merchants Corp.	40,230
2,100	First Midwest Bancorp, Inc.	25,809
12,400	FNB Corp.	128,340
25,600	Huntington Bancshares, Inc.	167,936
92,700	KeyCorp	772,191
1,600	MainSource Financial Group, Inc.	13,280
200	Merchants Bancshares, Inc.	4,894
800	Nara Bancorp, Inc. *	6,504
16,100	Regions Financial Corp.	99,820
1,100	Renasant Corp.	15,939
4,800	Republic Bancorp, Inc. - Cl. A	95,520
400	Signature Bank *	22,880
22,200	SunTrust Banks, Inc.	572,760
5,800	Susquehanna Bancshares, Inc.	46,400
1,100	SVB Financial Group *	65,681
1,900	Texas Capital Bancshares, Inc. *	49,077
300	Trustmark Corp.	7,023
2,600	UMB Financial Corp.	108,888
200	Washington Trust Bancorp, Inc.	4,594
5,900	Webster Financial Corp.	124,018
3,200	WesBanco, Inc.	62,912
5,900	Zions Bancorporation	141,659
		3,361,167
	BEVERAGES - 1.1%
5,000	Coca-Cola Enterprises, Inc.	145,900
12,500	Constellation Brands, Inc. *	260,250
8,300	Dr Pepper Snapple Group, Inc.	348,019
2,300	Hansen Natural Corp. *	186,185
6,100	National Beverage Corp.	89,365
		1,029,719
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	BIOTECHNOLOGY - 1.7%
4,000	Alexion Pharmaceuticals, Inc. *	$ 188,120
3,000	Ariad Pharmaceuticals, Inc. *	33,990
1,100	Arqule, Inc. *	6,875
7,300	Charles River Laboratories International, Inc. *	296,745
1,100	Cubist Pharmaceuticals, Inc. *	39,589
2,100	Emergent Biosolutions, Inc. *	47,355
1,500	Exelixis, Inc. *	13,440
800	InterMune, Inc. *	28,680
3,700	Medicines Co. *	61,087
800	Momenta Pharmaceuticals, Inc. *	15,568
21,000	Myriad Genetics, Inc. *	476,910
300	Seattle Genetics, Inc. *	6,156
26,500	SuperGen, Inc. *	78,970
4,900	United Therapeutics Corp. *	269,990
		1,563,475
	BUILDING MATERIALS - 0.1%
6,100	Gibraltar Industries, Inc. *	69,052

	CHEMICALS - 3.2%
3,300	Albemarle Corp.	228,360
100	Balchem Corp.	4,378
16,600	Cabot Corp.	661,842
2,575	Eastman Chemical Co.	262,830
7,500	Huntsman Corp.	141,375
2,400	International Flavors & Fragrances, Inc.	154,176
925	Lubrizol Corp.	124,200
500	NewMarket Corp.	85,355
700	PolyOne Corp.	10,829
4,200	PPG Industries, Inc.	381,318
2,450	Rockwood Holdings, Inc. *	135,460
900	Sensient Technologies Corp.	33,363
13,150	Westlake Chemical Corp.	682,485
200	WR Grace & Co. *	9,126
		2,915,097
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES - 5.1%
20,400	Advance America Cash Advance Centers, Inc.	$ 140,556
3,000	Alliance Data Systems Corp. *	282,210
700	Arbitron, Inc.	28,931
2,000	AVEO Pharmaceuticals, Inc. *	41,220
600	Avis Budget Group, Inc. *	10,254
3,700	Bridgepoint Education, Inc. *	92,500
1,450	Cardtronics, Inc. *	34,003
200	Consolidated Graphics, Inc. *	10,990
21,300	Convergys Corp. *	290,532
1,500	Corporate Executive Board Co.	65,475
400	Corvel Corp. *	18,760
2,100	CRA International, Inc. *	56,889
1,500	Deluxe Corp.	37,065
400	Dollar Thrifty Automotive Group, Inc. *	29,496
1,400	Euronet Worldwide, Inc. *	21,574
15,100	Gartner, Inc. *	608,379
9,000	Global Payments, Inc.	459,000
3,000	Insperity, Inc.	88,830
3,100	Kelly Services, Inc. *	51,150
11,500	Manpower, Inc.	616,975
500	MAXIMUS, Inc.	41,365
13,800	Moody's Corp.	529,230
3,200	Rollins, Inc.	65,216
200	Sotheby's	8,700
1,300	Standard Parking Corp. *	20,761
300	Steiner Leisure Ltd. *	13,704
1,700	Team Health Holdings, Inc. *	38,267
1,800	TeleTech Holdings, Inc. *	37,944
6,500	Towers Watson & Co.	427,115
1,500	Viad Corp.	33,435
22,400	Western Union Co.	448,672
650	Wright Express Corp. *	33,846
		4,683,044
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	COMPUTERS - 3.0%
700	CACI International, Inc. - Cl. A *	$ 44,156
3,800	Ciber, Inc. *	21,090
2,600	Computer Task Group, Inc. *	34,242
1,800	Dynamics Research Corp. *	24,552
1,800	Electronics for Imaging, Inc. *	30,996
2,900	Fortinet, Inc. *	79,141
11,500	Immersion Corp. *	98,095
4,300	Magma Design Automation, Inc. *	34,357
1,350	Manhattan Associates, Inc. *	46,494
12,000	MICROS Systems, Inc. *	596,520
1,400	MTS Systems Corp.	58,562
30,600	NCR Corp. *	578,034
4,500	Ness Technologies, Inc. *	34,065
5,400	NetApp, Inc. *	285,012
4,900	Riverbed Technology, Inc. *	193,991
1,400	Silicon Graphics International Corp. *	24,080
2,000	Spansion, Inc. *	38,540
200	Stratasys, Inc. *	6,740
9,100	Teradata Corp. *	547,820
		2,776,487
	COSMETICS/PERSONAL CARE - 0.5%
2,100	Elizabeth Arden, Inc. *	60,963
3,875	Estee Lauder Cos., Inc.	407,611
1,000	Inter Parfums, Inc.	23,030
		491,604
	DISTRIBUTION/WHOLESALE - 2.7%
800	Brightpoint, Inc. *	6,488
1,400	Core-Mark Holding Co., Inc. *	49,980
1,950	Fossil, Inc. *	229,554
16,700	Genuine Parts Co.	908,480
600	MWI Veterinary Supply, Inc. *	48,462
2,450	Owens & Minor, Inc.	84,501
1,900	Pool Corp.	56,639
400	Scansource, Inc. *	14,992
2,200	United Stationers, Inc.	77,946
2,200	Watsco, Inc.	149,578
5,550	WW Grainger, Inc.	852,757
		2,479,377
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
2,100	Asta Funding, Inc.	$ 17,619
200	Credit Acceptance Corp. *	16,894
42,500	Discover Financial Services	1,136,875
300	GAMCO Investors, Inc. - Cl. A	13,887
21,300	Interactive Brokers Group, Inc. - Cl. A	333,345
8,500	Nelnet, Inc. - Cl. A	187,510
9,100	Raymond James Financial, Inc.	292,565
25,100	SLM Corp.	421,931
4,100	Waddell & Reed Financial, Inc.	149,035
100	World Acceptance Corp. *	6,557
		2,576,218
	ELECTRIC - 4.2%
31,400	AES Corp. *	400,036
10,600	Alliant Energy Corp.	430,996
26,300	Ameren Corp.	758,492
1,100	Avista Corp.	28,259
2,000	Cleco Corp.	69,700
800	El Paso Electric Co.	25,840
11,900	Integrys Energy Group, Inc.	616,896
600	MGE Energy, Inc.	24,318
8,800	Northeast Utilities	309,496
47,100	NV Energy, Inc.	722,985
14,000	Pepco Holdings, Inc.	274,820
6,600	Portland General Electric Co.	166,848
1,200	Unisource Energy Corp.	44,796
		3,873,482
	ELECTRICAL COMPONENT & EQUIPMENT - 0.2%
2,300	Belden, Inc.	80,178
2,100	EnerSys *	72,282
600	GrafTech International Ltd. *	12,162
600	Littelfuse, Inc.	35,232
		199,854
	ELECTRONICS - 1.5%
1,200	Coherent, Inc. *	66,324
800	FARO Technologies, Inc. *	35,040
500	FEI Co. *	19,095
800	II-VI, Inc. *	20,480
23,900	Jabil Circuit, Inc.	482,780
900	Measurement Specialties, Inc. *	32,130
1,875	Mettler-Toledo International, Inc. *	316,256
1,600	Newport Corp. *	29,072
300	Park Electrochemical Corp.	8,385
2,900	Tech Data Corp. *	141,781
16,400	Vishay Intertechnology, Inc. *	246,656
		1,397,999
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	ENERGY-ALTERNATE SOURCES - 0.0%
500	REX American Resources Corp. *	$ 8,300

	ENGINEERING & CONSTRUCTION - 2.1%
6,800	Chicago Bridge & Iron Co. NV	264,520
2,300	Dycom Industries, Inc. *	37,582
4,900	EMCOR Group, Inc. *	143,619
1,400	Exponent, Inc. *	60,914
4,300	Fluor Corp.	278,038
30,100	KBR, Inc.	1,134,469
700	MasTec, Inc. *	13,804
1,750	Tutor Perini Corp.	33,565
		1,966,511
	ENTERTAINMENT - 0.0%
500	Cinemark Holdings, Inc.	10,355
800	International Speedway Corp.	22,728
		33,083
	ENVIRONMENTAL CONTROL - 0.1%
300	Clean Harbors, Inc. *	30,975
2,200	Darling International, Inc. *	38,940
		69,915
	FOOD - 2.6%
6,100	B&G Foods, Inc.	125,782
15,800	Corn Products International, Inc.	873,424
3,900	Fresh Del Monte Produce, Inc.	104,013
2,400	Hershey Co.	136,440
26,300	Hormel Foods Corp.	784,003
900	Imperial Sugar Co.	18,000
500	Ingles Markets, Inc.	8,275
1,400	John B Sanfilippo & Son, Inc. *	11,844
400	Nash Finch Co.	14,324
12,100	Smithfield Foods, Inc. *	264,627
10,300	SUPERVALU, Inc.	96,923
1,400	Winn-Dixie Stores, Inc. *	11,830
		2,449,485
	FOREST PRODUCTS & PAPER - 1.2%
4,300	Buckeye Technologies, Inc.	116,014
8,350	Domtar Corp.	790,912
5,200	International Paper Co.	155,064
1,800	Neenah Paper, Inc.	38,304
		1,100,294
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	GAS - 1.4%
1,500	Laclede Group, Inc.	$ 56,745
37,600	NiSource, Inc.	761,400
6,400	Sempra Energy	338,432
200	South Jersey Industries, Inc.	10,862
2,200	Southwest Gas Corp.	84,942
1,800	WGL Holdings, Inc.	69,282
		1,321,663
	HAND/MACHINE TOOLS - 1.5%
700	Franklin Electric Co., Inc.	32,865
24,800	Kennametal, Inc.	1,046,808
3,900	Stanley Black & Decker, Inc.	280,995
		1,360,668
	HEALTHCARE-PRODUCTS - 3.4%
2,400	Align Technology, Inc. *	54,720
1,700	Arthrocare Corp. *	56,899
100	Atrion Corp.	19,780
1,100	Biolase Technology, Inc. *	5,654
9,700	Caliper Life Sciences, Inc. *	78,667
300	Cepheid, Inc. *	10,392
7,100	Cooper Cos., Inc.	562,604
200	Genomic Health, Inc. *	5,582
3,400	Greatbatch, Inc. *	91,188
200	Haemonetics Corp. *	12,874
5,000	Hill-Rom Holdings, Inc.	230,200
600	ICU Medical, Inc. *	26,220
300	Integra LifeSciences Holdings Corp. *	14,343
1,900	Invacare Corp.	63,061
15,500	Kinetic Concepts, Inc. *	893,265
1,700	Luminex Corp. *	35,530
900	Palomar Medical Technologies, Inc. *	10,152
2,900	PSS World Medical, Inc. *	81,229
1,600	Sirona Dental Systems, Inc. *	84,960
3,450	Techne Corp.	287,626
6,200	Varian Medical Systems, Inc. *	434,124
1,100	West Pharmaceutical Services, Inc.	48,136
600	Zoll Medical Corp. *	33,996
		3,141,202
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	HEALTHCARE-SERVICES - 2.7%
1,900	American Dental Partners, Inc. *	$ 24,624
2,550	AMERIGROUP Corp. *	179,698
500	Centene Corp. *	17,765
15,600	Health Net, Inc. *	500,604
500	Healthsouth Corp. *	13,125
19,100	Humana, Inc.	1,538,314
3,550	Kindred Healthcare, Inc. *	76,219
800	Magellan Health Services, Inc. *	43,792
8,500	Metropolitan Health Networks, Inc. *	40,715
300	Molina Healthcare, Inc. *	8,136
400	US Physical Therapy, Inc.	9,892
800	WellCare Health Plans, Inc. *	41,128
		2,494,012
	HOME FURNISHINGS - 0.2%
1,500	Kimball International, Inc.	9,645
10,100	Select Comfort Corp. *	181,598
		191,243
	HOUSEHOLD PRODUCTS/WARES - 0.2%
4,200	American Greetings Corp.	100,968
400	CSS Industries, Inc.	8,372
800	WD-40 Co.	31,232
		140,572
	HOUSEWARES - 0.5%
8,100	Toro Co.	490,050

	INSURANCE - 4.7%
495	Alleghany Corp. *	164,889
6,600	Allied World Assurance Co. Holdings Ltd.	380,028
6,100	Amtrust Financial Services, Inc.	138,958
12,800	Arch Capital Group Ltd. *	408,576
19,500	Assurant, Inc.	707,265
15,000	CNA Financial Corp.	435,750
1,400	Crawford & Co.	9,898
2,400	FBL Financial Group, Inc.	77,160
21,800	Hartford Financial Services Group, Inc.	574,866
800	Kansas City Life Insurance Co.	24,920
6,600	Lincoln National Corp.	188,034
2,100	Meadowbrook Insurance Group, Inc.	20,811
38,700	Progressive Corp.	827,406
2,600	RLI Corp.	160,992
6,600	Symetra Financial Corp.	88,638
1,800	Torchmark Corp.	115,452
		4,323,643
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	INTERNET - 1.9%
100	AboveNet, Inc.	$ 7,046
800	Ancestry.com, Inc. *	33,112
1,000	BroadSoft, Inc. *	38,130
600	Cogent Communications Group, Inc. *	10,206
2,200	ePlus, Inc. *	58,168
3,600	F5 Networks, Inc. *	396,900
1,600	Global Sources Ltd. *	14,704
8,700	IAC/InterActiveCorp *	332,079
8,900	Infospace, Inc. *	81,168
300	j2 Global Communications, Inc. *	8,469
1,750	Keynote Systems, Inc.	37,853
1,000	Liquidity Services, Inc. *	23,610
1,070	Netflix, Inc. *	281,078
3,300	NIC, Inc.	44,418
1,200	TIBCO Software, Inc. *	34,824
2,000	Travelzoo, Inc. *	129,280
6,700	VeriSign, Inc.	224,182
1,400	Websense, Inc. *	36,358
		1,791,585
	INVESTMENT COMPANIES - 0.1%
1,700	Apollo Investment Corp.	17,357
5,900	Gladstone Investment Corp.	42,126
		59,483
	IRON/STEEL - 1.9%
3,850	Cliffs Natural Resources, Inc.	355,932
7,300	Nucor Corp.	300,906
12,900	Reliance Steel & Aluminum Co.	640,485
25,100	Steel Dynamics, Inc.	407,875
700	Universal Stainless & Alloy *	32,732
		1,737,930
	LEISURE TIME - 0.5%
4,000	Arctic Cat, Inc. *	53,720
2,300	Brunswick Corp.	46,920
850	Johnson Outdoors, Inc. - Cl. A *	14,552
3,525	Polaris Industries, Inc.	391,874
		507,066
	LODGING - 0.9%
2,100	Ameristar Casinos, Inc.	49,791
5,350	Wynn Resorts Ltd.	767,939
		817,730
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	MACHINERY-DIVERSIFIED - 0.6%
1,000	Alamo Group, Inc.	$ 23,700
200	Albany International Corp.	5,278
500	Altra Holdings, Inc. *	11,995
1,300	Applied Industrial Technologies, Inc.	46,293
1,000	Hurco Cos., Inc. *	32,210
200	iRobot Corp. *	7,058
100	Middleby Corp. *	9,404
1,600	NACCO Industries, Inc.	154,912
1,100	Nordson Corp.	60,335
2,300	Sauer-Danfoss, Inc. *	115,897
3,100	Twin Disc, Inc.	119,753
		586,835
	MEDIA - 1.9%
1,550	Belo Corp. *	11,672
25,700	CBS Corp.	732,193
1,700	DG FastChannel, Inc. *	54,485
14,700	DISH Network Corp. *	450,849
5,900	EW Scripps Co. *	57,053
1,475	Factset Research Systems, Inc.	150,922
1,700	Fisher Communications, Inc. *	50,694
3,300	John Wiley & Sons, Inc.	171,633
7,100	Sinclair Broadcast Group, Inc.	77,958
		1,757,459
	METAL FABRICATE/HARDWARE - 1.0%
1,800	Furmanite Corp. *	14,292
800	Haynes International, Inc.	49,544
2,200	Mueller Industries, Inc.	83,402
500	Sun Hydraulics Corp.	23,900
12,400	Timken Co.	624,960
4,600	Worthington Industries, Inc.	106,260
		902,358
	MINING - 0.1%
300	AMCOL International Corp.	11,448
2,200	Globe Specialty Metals, Inc.	49,324
600	Kaiser Aluminum Corp.	32,772
2,400	Noranda Aluminum Holding Corp. *	36,336
		129,880
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.5%
1,700	Brink's Co.	$ 50,711
1,100	CLARCOR, Inc.	52,008
650	Colfax Corp. *	16,120
5,900	Eaton Corp.	303,555
1,200	GP Strategies Corp. *	16,392
3,100	John Bean Technologies Corp.	59,892
100	Koppers Holdings, Inc.	3,793
2,900	LSB Industries, Inc. *	124,468
10,500	Movado Group, Inc.	179,655
1,900	Pall Corp.	106,837
700	Park-Ohio Holdings Corp. *	14,798
15,050	Parker Hannifin Corp.	1,350,587
200	Polypore International, Inc. *	13,568
		2,292,384
	OFFICE FURNISHINGS - 0.1%
2,800	Herman Miller, Inc.	76,216
2,000	Knoll, Inc.	40,140
400	Steelcase, Inc.	4,556
		120,912
	OIL & GAS - 5.6%
100	Apco Oil and Gas International, Inc.	8,693
8,200	Atwood Oceanics, Inc. *	361,866
700	Berry Petroleum Co.	37,191
19,400	Cabot Oil & Gas Corp.	1,286,414
500	Clayton Williams Energy, Inc. *	30,025
4,200	CVR Energy, Inc. *	103,404
5,900	Diamond Offshore Drilling, Inc.	415,419
7,600	Energen Corp.	429,400
5,600	Frontier Oil Corp.	180,936
1,600	Gulfport Energy Corp. *	47,504
3,000	Murphy Oil Corp.	196,980
1,400	Noble Energy, Inc.	125,482
16,600	Patterson-UTI Energy, Inc.	524,726
6,400	Petrohawk Energy Corp. *	157,888
1,100	Rosetta Resources, Inc. *	56,694
4,400	Stone Energy Corp. *	133,716
9,800	Tesoro Corp. *	224,518
11,000	Vaalco Energy, Inc. *	66,220
26,200	Valero Energy Corp.	669,934
2,700	W&T Offshore, Inc.	70,524
4,500	Western Refining, Inc. *	81,315
		5,208,849
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	OIL & GAS SERVICES - 0.8%
2,700	Basic Energy Services, Inc. *	$ 84,969
300	CARBO Ceramics, Inc.	48,885
500	Complete Production Services, Inc. *	16,680
4,200	Key Energy Services, Inc. *	75,600
100	Lufkin Industries, Inc.	8,605
2,000	Matrix Service Co. *	26,760
900	Mitcham Industries, Inc. *	15,570
100	OYO Geospace Corp. *	10,000
1,550	RPC, Inc.	38,037
3,900	SEACOR Holdings, Inc.	389,844
500	Tesco Corp. *	9,705
		724,655
	PHARMACEUTICALS - 3.2%
3,800	Akorn, Inc. *	26,600
10,500	AmerisourceBergen Corp.	434,700
5,500	Cornerstone Therapeutics, Inc. *	49,280
8,400	Depomed, Inc. *	68,712
17,500	Herbalife Ltd.	1,008,700
1,000	Impax Laboratories, Inc. *	21,790
1,000	Infinity Pharmaceuticals, Inc. *	8,260
3,400	Jazz Pharmaceuticals, Inc. *	113,390
100	Medicis Pharmaceutical Corp.	3,817
400	Medivation, Inc. *	8,572
2,900	Nabi Biopharmaceuticals *	15,602
9,100	Neurocrine Biosciences, Inc. *	73,255
600	Omega Protein Corp. *	8,280
1,100	Optimer Pharmaceuticals, Inc. *	13,079
2,200	Pain Therapeutics, Inc. *	8,514
1,300	Questcor Pharmaceuticals, Inc. *	31,330
2,200	Schiff Nutrition International, Inc.	24,618
18,600	Sciclone Pharmaceuticals, Inc. *	112,344
4,500	Spectrum Pharmaceuticals, Inc. *	41,693
1,000	Targacept, Inc. *	21,070
2,200	Viropharma, Inc. *	40,700
11,700	Watson Pharmaceuticals, Inc. *	804,141
		2,938,447
	PIPELINES - 0.3%
10,600	Spectra Energy Corp.	290,546

Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	REITS - 6.7%
31,000	Annaly Capital Management, Inc.	$ 559,240
21,750	Anworth Mortgage Asset Corp.	163,342
11,500	Ashford Hospitality Trust, Inc.	143,175
1,500	AvalonBay Communities, Inc.	192,600
4,025	Boston Properties, Inc.	427,294
6,600	Brandywine Realty Trust	76,494
10,100	Campus Crest Communities, Inc.	130,694
6,200	CBL & Associates Properties, Inc.	112,406
28,200	CommonWealth REIT	728,688
400	Equity Lifestyle Properties, Inc.	24,976
4,500	Equity Residential	270,000
3,500	Hatteras Financial Corp.	98,805
6,600	HCP, Inc.	242,154
3,300	Health Care REIT, Inc.	173,019
300	Home Properties, Inc.	18,264
4,500	Hospitality Properties Trust	109,125
3,700	Invesco Mortgage Capital, Inc.	78,181
3,800	Investors Real Estate Trust	32,908
13,500	Kimco Realty Corp.	251,640
3,700	LTC Properties, Inc.	102,934
5,000	Macerich Co.	267,500
8,700	MFA Financial, Inc.	69,948
774	One Liberty Properties, Inc.	11,951
3,500	Parkway Properties, Inc.	59,710
500	Post Properties, Inc.	20,380
2,000	PS Business Parks, Inc.	110,200
4,400	Rayonier, Inc.	287,540
4,400	SL Green Realty Corp.	364,628
400	Summit Hotel Properties, Inc.	4,540
300	Sun Communities, Inc.	11,193
1,600	Tanger Factory Outlet Centers	42,832
15,900	Two Harbors Investment Corp.	170,925
400	Universal Health Realty Income Trust	15,992
7,700	Ventas, Inc.	405,867
3,774	Vornado Realty Trust	351,661
2,300	Walter Investment Management Corp.	51,037
		6,181,843
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	RETAIL - 5.7%
1,700	ANN, Inc. *	$ 44,370
2,620	AutoZone, Inc. *	772,507
100	Biglari Holdings, Inc. *	39,105
22,300	Brinker International, Inc.	545,458
2,500	Carrols Restaurant Group, Inc. *	26,100
200	Cash America International, Inc.	11,574
485	Chipotle Mexican Grill, Inc. - Cl. A *	149,472
100	Coinstar, Inc. *	5,454
3,500	Destination Maternity Corp.	69,930
1,700	Dillard's, Inc.	88,638
1,800	Domino's Pizza, Inc. *	45,432
2,300	Express, Inc.	50,140
3,100	Ezcorp, Inc. *	110,283
2,000	First Cash Financial Services, Inc. *	83,980
16,500	Foot Locker, Inc.	392,040
500	Genesco, Inc. *	26,050
300	Group 1 Automotive, Inc.	12,354
600	Hibbett Sports, Inc. *	24,426
1,300	HSN, Inc. *	42,796
8,900	Ltd Brands, Inc.	342,205
1,100	Nu Skin Enterprises, Inc.	41,305
2,175	Panera Bread Co. *	273,310
1,100	Papa John's International, Inc. *	36,586
3,400	PC Connection, Inc. *	28,152
6,700	PetSmart, Inc.	303,979
1,800	Pier 1 Imports, Inc. *	20,826
1,300	Pricesmart, Inc.	66,599
4,200	Ross Stores, Inc.	336,504
5,200	Ruth's Hospitality Group, Inc. *	29,172
5,200	Saks, Inc. *	58,084
9,200	Signet Jewelers Ltd. *	430,652
300	Steinway Musical Instruments, Inc. *	7,707
1,300	Susser Holdings Corp. *	20,436
1,100	Systemax, Inc. *	16,434
1,000	Vitamin Shoppe, Inc. *	45,760
17,100	Williams-Sonoma, Inc.	623,979
		5,221,799
	SAVINGS & LOANS - 0.2%
3,700	Astoria Financial Corp.	47,323
3,900	BofI Holding, Inc. *	56,199
2,300	Provident Financial Services, Inc.	32,936
500	Westfield Financial, Inc.	4,060
		140,518
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 3.9%
26,700	Altera Corp.	$ 1,237,545
12,600	Analog Devices, Inc.	493,164
21,900	Atmel Corp. *	308,133
700	Ceva, Inc. *	21,322
12,000	Cypress Semiconductor Corp. *	253,680
2,000	Diodes, Inc. *	52,200
2,700	Entegris, Inc. *	27,324
7,300	Fairchild Semiconductor International, Inc. - Cl. A *	121,983
300	GT Solar International, Inc. *	4,860
500	Hittite Microwave Corp. *	30,955
6,200	Integrated Device Technology, Inc. *	48,732
7,800	International Rectifier Corp. *	218,166
2,500	KLA-Tencor Corp.	101,200
2,200	Kulicke & Soffa Industries, Inc. *	24,508
7,600	Lattice Semiconductor Corp. *	49,552
3,350	Omnivision Technologies, Inc. *	116,613
4,600	Photronics, Inc. *	38,962
1,800	Semtech Corp. *	49,212
7,900	Silicon Image, Inc. *	51,034
16,000	Teradyne, Inc. *	236,800
1,900	Veeco Instruments, Inc. *	91,979
		3,577,924
	SOFTWARE - 2.3%
2,000	ACI Worldwide, Inc. *	67,540
6,600	ANSYS, Inc. *	360,822
3,900	Aspen Technology, Inc. *	67,002
5,600	Autodesk, Inc. *	216,160
800	Blackbaud, Inc.	22,176
8,400	CA, Inc.	191,856
800	CommVault Systems, Inc. *	35,560
2,000	Digi International, Inc. *	26,000
9,200	Glu Mobile, Inc. *	48,484
600	Interactive Intelligence Group *	21,030
3,400	Intuit, Inc. *	176,324
2,300	Monotype Imaging Holdings, Inc. *	32,499
2,600	Opnet Technologies, Inc.	106,444
880	QAD, Inc. *	8,994
400	Quality Systems, Inc.	34,920
600	SolarWinds, Inc. *	15,684
9,200	Solera Holdings, Inc.	544,272
1,900	SYNNEX Corp. *	60,230
3,900	Take-Two Interactive Software, Inc. *	59,592
1,300	VeriFone Systems, Inc. *	57,655
		2,153,244
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	TELECOMMUNICATIONS - 2.4%
250	Acme Packet, Inc. *	$ 17,533
800	ADTRAN, Inc.	30,968
2,300	Anixter International, Inc.	150,282
1,100	Black Box Corp.	34,397
2,500	Calix, Inc. *	52,050
2,200	Communications Systems, Inc.	39,446
900	Comtech Telecommunications Corp.	25,236
3,600	Crown Castle International Corp. *	146,844
950	Hypercom Corp. *	9,339
1,600	InterDigital, Inc.	65,360
100	IPG Photonics Corp. *	7,271
3,100	Leap Wireless International, Inc. *	50,313
29,900	MetroPCS Communications, Inc. *	514,579
900	Netgear, Inc. *	39,348
15,000	NeuStar, Inc. - Cl. A *	393,000
1,200	Plantronics, Inc.	43,836
4,300	Polycom, Inc. *	276,490
1,200	TeleNav, Inc. *	21,276
3,700	United States Cellular Corp. *	179,154
27,400	Vonage Holdings Corp. *	120,834
6,600	Westell Technologies, Inc. *	23,562
		2,241,118
	TEXTILES - 0.0%
500	G&K Services, Inc.	16,930

	TOYS/GAMES/HOBBIES - 0.1%
3,500	Mattel, Inc.	96,215

	TRANSPORTATION - 1.7%
1,000	Bristow Group, Inc.	51,020
12,900	Expeditors International of Washington, Inc.	660,351
300	Forward Air Corp.	10,137
300	Genesee & Wyoming, Inc. *	17,592
500	Golar LNG Ltd.	17,445
7,100	Heartland Express, Inc.	117,576
500	HUB Group, Inc. *	18,830
9,200	JB Hunt Transport Services, Inc.	433,228
1,550	Old Dominion Freight Line, Inc. *	57,815
600	PHI, Inc. *	13,038
2,800	Quality Distribution, Inc. *	36,456
900	RailAmerica, Inc. *	13,500
4,900	Saia, Inc. *	83,055
600	Werner Enterprises, Inc.	15,030
		1,545,073
Jefferson National Equity Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares		Value
	TRUCKING & LEASING - 0.1%
600	Amerco, Inc. *	$ 57,690

	WATER - 0.0%
1,300	Middlesex Water Co.	24,154

	TOTAL COMMON STOCK (Cost - $78,399,135)	91,000,850

	SHORT-TERM INVESTMENTS - 0.3%
270,653	AIM STIT Liquid Assets Portfolio, to yield 0.20% (Cost - $270,653) (a)	270,653

	TOTAL INVESTMENTS - 98.8% (Cost - $78,669,788) (b)	$ 91,271,503
	OTHER ASSETS LESS LIABILITIES - 1.2%	1,087,811
	NET ASSETS - 100.0%	$ 92,359,314

* Non-income producing security.

(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 14,103,889
	Unrealized depreciation:	(1,502,174)
	Net unrealized appreciation:	$ 12,601,715

Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares				Value
	COMMON STOCK - 65.3%
	ADVERTISING - 0.2%
4,000	Interpublic Group of Cos., Inc.			$ 50,000

	AEROSPACE/DEFENSE - 1.6%
1,000	General Dynamics Corp.			74,520
300	Lockheed Martin Corp.			24,291
3,100	Northrop Grumman Corp.			214,985
200	United Technologies Corp.			17,702
				331,498
	AGRICULTURE - 1.3%
1,310	Altria Group, Inc.			34,597
1,221	Lorillard, Inc.			132,930
1,560	Philip Morris International, Inc.			104,161
				271,688
	APPAREL - 0.2%
650	Coach, Inc.			41,555

	AUTO PARTS & EQUIPMENT - 0.5%
1,750	TRW Automotive Holdings Corp. *			103,302

	BANKS - 4.6%
1,500	Capital One Financial Corp.			77,505
3,080	Citigroup, Inc.			128,251
605	Goldman Sachs Group, Inc.			80,519
5,500	Huntington Bancshares, Inc.			36,080
6,290	JPMorgan Chase & Co.			257,513
18,200	KeyCorp			151,606
1,300	M&T Bank Corp.			114,335
600	State Street Corp.			27,054
3,800	Wells Fargo & Co.			106,628
				979,491
	BEVERAGES - 1.2%
1,000	Brown-Forman Corp.			74,690
2,100	Coca-Cola Enterprises, Inc.			61,278
2,600	Dr. Pepper Snapple Group, Inc.			109,018
				244,986
	BIOTECHNOLOGY - 1.2%
1,800	Amgen, Inc. *			105,030
500	Biogen Idec, Inc. *			53,460
1,300	Charles River Laboratories International, Inc. *			52,845
1,200	Gilead Sciences, Inc. *			49,692
				261,027
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares				Value
	CHEMICALS - 1.4%
600	Cabot Corp.			$ 23,922
200	Eastman Chemical Co.			20,414
2,600	EI du Pont de Nemours & Co.			140,530
600	FMC Corp.			51,612
700	PPG Industries, Inc.			63,553
				300,031
	COMMERCIAL SERVICES - 1.3%
2,200	Automatic Data Processing, Inc.			115,896
1,500	Convergys Corp. *			20,460
500	Manpower, Inc.			26,825
1,250	Visa, Inc. - Cl. A			105,325
				268,506
	COMPUTERS - 5.5%
3,700	Accenture PLC - Cl. A			223,554
1,090	Apple, Inc. *			365,880
1,050	Cognizant Technology Solutions Corp. - Cl. A *			77,007
2,275	International Business Machines Corp.			390,276
650	MICROS Systems, Inc. *			32,312
1,400	NetApp, Inc. *			73,892
				1,162,921
	COSMETICS/PERSONAL CARE - 1.0%
1,100	Colgate-Palmolive Co.			96,151
1,150	Estee Lauder Cos., Inc.			120,968
				217,119
	DISTRIBUTION/WHOLESALE - 0.9%
1,250	WW Grainger, Inc.			192,062

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
365	BlackRock, Inc. - Cl. A			70,011
3,100	Discover Financial Services			82,925
500	Franklin Resources, Inc.			65,645
800	Raymond James Financial, Inc.			25,720
2,600	SLM Corp.			43,706
				288,007
	ELECTRIC - 1.8%
1,300	Ameren Corp.			37,492
8,200	Duke Energy Corp.			154,406
1,650	Integrys Energy Group, Inc.			85,536
1,300	NV Energy, Inc.			19,955
2,100	Pepco Holdings, Inc.			41,223
800	Pinnacle West Capital Corp.			35,664
				374,276
	ELECTRONICS - 0.3%
400	Tech Data Corp. *			19,556
3,500	Vishay Intertechnology, Inc. *			52,640
				72,196
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares				Value
	ENGINEERING & CONSTRUCTION - 0.7%
700	Chicago Bridge & Iron Co. NV			$ 27,230
650	Fluor Corp.			42,029
1,900	KBR, Inc.			71,611
				140,870
	FOOD - 1.7%
1,550	Corn Products International, Inc.			85,684
600	Hershey Co.			34,110
2,500	Hormel Foods Corp.			74,525
3,500	Kroger Co.			86,800
300	McCormick & Co., Inc.			14,871
2,100	Sysco Corp.			65,478
				361,468
	FOREST PRODUCTS & PAPER - 0.5%
1,075	Domtar Corp.			101,824

	GAS - 0.5%
1,500	Atmos Energy Corp.			49,875
2,300	NiSource, Inc.			46,575
				96,450
	HAND/MACHINE TOOLS - 0.2%
700	Stanley Black & Decker, Inc.			50,435

	HEALTHCARE-PRODUCTS - 2.6%
1,850	Becton Dickinson and Co.			159,414
900	Hill-Rom Holdings, Inc.			41,436
5,430	Johnson & Johnson			361,204
				562,054
	HEALTHCARE-SERVICES - 1.2%
1,400	Aetna Inc.			61,726
1,800	Humana, Inc.			144,972
800	UnitedHealth Group, Inc.			41,264
				247,962
	INSURANCE - 2.3%
1,000	Allied World Assurance Co. Holdings Ltd.			57,580
2,900	Assurant, Inc.			105,183
800	Berkshire Hathaway, Inc. *			61,912
1,450	Chubb Corp.			90,784
800	Prudential Financial, Inc.			50,872
2,050	Travelers Cos., Inc.			119,679
				486,010
	INTERNET - 1.1%
775	F5 Networks, Inc. *			85,444
175	Google, Inc. - Cl. A *			88,616
120	NetFlix, Inc. *			31,523
60	priceline.com, Inc. *			30,716
				236,299
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares				Value
	IRON/STEEL - 0.3%
1,100	Nucor Corp.			$ 45,342
1,600	Steel Dynamics, Inc.			26,000
				71,342
	LODGING - 0.5%
750	Wynn Resorts Ltd.			107,655

	MACHINERY-CONSTRUCTION & MINING - 0.2%
500	Caterpillar, Inc.			53,230

	MEDIA - 2.3%
1,000	DIRECTV - Cl. A *			50,820
4,000	DISH Network Corp. *			122,680
600	Factset Research Systems, Inc.			61,392
700	Liberty Global, Inc. - Cl. A *			31,528
600	Liberty Media Corp. - Capital *			51,450
1,200	News Corp. - Cl. A			21,240
500	Time Warner, Inc.			18,185
2,500	Viacom, Inc. - Cl. B			127,500
				484,795
	METAL FABRICATE/HARDWARE - 0.6%
2,400	Timken Co.			120,960

	MINING - 0.8%
7,800	Alcoa, Inc.			123,708
1,000	Freeport-McMoRan Copper & Gold, Inc. - Cl. B			52,900
				176,608
	MISCELLANEOUS MANUFACTURING - 1.9%
800	Eaton Corp.			41,160
11,000	General Electric Co.			207,460
1,450	Parker Hannifin Corp.			130,123
400	Tyco International Ltd.			19,772
				398,515
	OIL & GAS - 6.3%
350	Apache Corp.			43,187
800	Cabot Oil & Gas Corp.			53,048
1,700	Chesapeake Energy Corp.			50,473
3,325	Chevron Corp.			341,943
1,100	Comstock Resources, Inc. *			31,669
1,500	ConocoPhillips			112,785
400	Devon Energy Corp.			31,524
500	Diamond Offshore Drilling, Inc.			35,205
350	Energen Corp.			19,775
4,065	Exxon Mobil Corp.			330,810
500	Marathon Oil Corp.			26,340
5,300	Patterson-UTI Energy, Inc.			167,533
3,900	Valero Energy Corp.			99,723
				1,344,015
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares				Value
	OIL & GAS SERVICES - 0.9%
950	Halliburton Co.			$ 48,450
700	National Oilwell Varco, Inc.			54,747
800	Oceaneering International, Inc.			32,400
500	SEACOR Holdings, Inc.			49,980
				185,577
	PHARMACEUTICALS - 3.0%
2,500	AmerisourceBergen Corp.			103,500
800	Cardinal Health, Inc.			36,336
2,050	Eli Lilly & Co.			76,937
1,700	Herbalife Ltd.			97,988
1,300	Medco Health Solutions, Inc. *			73,476
11,808	Pfizer, Inc.			243,245
				631,482
	REITS - 1.6%
2,500	Annaly Capital Management, Inc.			45,100
2,200	Brandywine Realty Trust			25,498
11,500	Chimera Investment Corp.			39,790
1,575	CommonWealth REIT			40,698
1,500	Hospitality Properties Trust			36,375
1,325	Public Storage			151,063
				338,524
	RETAIL - 3.2%
3,000	Brinker International, Inc.			73,380
300	Costco Wholesale Corp.			24,372
1,000	GameStop Corp. - Cl. A *			26,670
1,000	Macy's, Inc.			29,240
350	McDonald's Corp.			29,512
1,250	Ross Stores, Inc.			100,150
500	Signet Jewelers Ltd. *			23,405
1,700	TJX Cos., Inc.			89,301
3,000	Wal-Mart Stores, Inc.			159,420
800	Walgreen Co.			33,968
2,350	Williams-Sonoma, Inc.			85,752
				675,170
	SEMICONDUCTORS - 1.8%
3,450	Altera Corp.			159,907
3,950	Analog Devices, Inc.			154,603
3,000	Intel Corp.			66,480
				380,990
	SOFTWARE - 1.9%
400	Citrix Systems, Inc. *			32,000
500	Intuit, Inc. *			25,930
7,140	Microsoft Corp.			185,640
5,200	Oracle Corp.			171,132
				414,702
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Shares				Value
	TELECOMMUNICATIONS - 3.1%
1,000	Amdocs Ltd. *			$ 30,390
2,300	AT&T, Inc.			72,243
198	Aviat Networks, Inc. *			780
1,300	EchoStar Corp. *			47,359
1,600	MetroPCS Communications, Inc. *			27,536
3,450	QUALCOMM, Inc.			195,925
7,500	Verizon Communications, Inc.			279,225
				653,458
	TOYS/GAMES/HOBBIES - 0.6%
4,700	Mattel Inc.			129,203

	TRANSPORTATION - 1.0%
1,000	Norfolk Southern Corp.			74,930
950	Ryder System, Inc.			54,008
1,050	United Parcel Service, Inc. - Cl. B			76,577
				205,515
	WATER - 0.1%
1,000	American Water Works Co., Inc.			29,450

	TOTAL COMMON STOCK (Cost - $11,700,886)			13,843,228

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 33.6%
	AGRICULTURE - 0.1%
$ 10,000	Altria Group, Inc.	9.7000	11/10/2018	13,126

	BANKS - 0.3%
40,000	Credit Suisse	5.0000	5/15/2013	42,622
15,000	JPMorgan Chase & Co.	6.0000	1/15/2018	16,745
				59,367
	BEVERAGES - 0.2%
40,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	46,320

	CHEMICALS - 0.1%
13,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	13,798

	COMMERCIAL MBS - 1.0%
78,570	GE Capital Commercial Mortgage Corp. 2002-2A A2	4.9700	8/11/2036	79,499
55,000	Greenwich Capital Commercial Funding Corp. 2004-GGI A7	5.3170	6/10/2036	59,062
65,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.0500	12/12/2034	67,269
				205,830
	COMPUTERS - 0.3%
40,000	Hewlett-Packard Co.	4.5000	3/1/2013	42,296
20,000	International Business Machines Corp.	5.6000	11/30/2039	21,013
				63,309
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
$ 45,000	American Express Co.	7.2500	5/20/2014	$ 51,431
10,000	General Electric Capital Corp.	6.7500	3/15/2032	11,003
				62,434
	ELECTRIC - 0.4%
60,000	Florida Power & Light Co.	4.8500	2/1/2013	63,567
20,000	Georgia Power Co.	5.4000	6/1/2040	20,108
				83,675
	FOOD - 0.3%
15,000	Kellogg Co.	7.4500	4/1/2031	18,803
20,000	Kroger Co.	5.5000	2/1/2013	21,353
35,000	Kroger Co.	6.7500	4/15/2012	36,590
				76,746
	MISCELLANEOUS MANUFACTURING - 0.2%
40,000	Honeywell International, Inc.	4.2500	3/1/2013	42,350

	PHARMACEUTICALS - 0.3%
60,000	Wyeth	5.5000	3/15/2013	64,736

	PIPELINES - 0.3%
55,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	60,198
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,207
				72,405
	RETAIL - 0.2%
15,000	McDonald's Corp.	6.3000	10/15/2037	17,286
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	17,129
				34,415
	TELECOMMUNICATIONS - 0.3%
60,000	AT&T, Inc.	6.7000	11/15/2013	67,229

	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	17,192

	US GOVERNMENT - 9.6%
355,000	United States Treasury Bond	3.5000	2/15/2039	304,884
605,500	United States Treasury Note	2.6250	8/15/2020	585,632
575,000	United States Treasury Note	2.7500	2/28/2018	588,297
535,000	United States Treasury Note	3.6250	2/15/2021	557,403
				2,036,216
	US GOVERNMENT AGENCY - 3.4%
435,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	460,856
230,000	Federal National Mortgage Association	5.0000	5/11/2017	262,899
				723,755
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 16.2%
$ 67,238	Federal National Mortgage Association	4.0000	5/1/2014	$ 69,659
155,831	Federal National Mortgage Association	4.0000	8/1/2019	164,665
9,595	Federal National Mortgage Association	4.0000	10/1/2020	10,080
67,466	Federal National Mortgage Association	4.0000	3/1/2021	71,243
148,866	Federal National Mortgage Association	4.0000	5/1/2021	157,201
23,813	Federal National Mortgage Association	4.0000	2/1/2022	24,950
25,056	Federal National Mortgage Association	4.0000	2/1/2025	26,099
64,190	Federal National Mortgage Association	4.0000	7/1/2025	66,818
193,439	Federal National Mortgage Association	4.0000	10/1/2040	193,258
38,589	Federal National Mortgage Association	4.0000	11/1/2040	38,553
74,194	Federal National Mortgage Association	4.0000	2/1/2041	74,124
38,526	Federal National Mortgage Association	4.5000	11/1/2019	41,191
26,996	Federal National Mortgage Association	4.5000	6/1/2024	28,624
29,189	Federal National Mortgage Association	4.5000	6/1/2025	30,935
14,384	Federal National Mortgage Association	4.5000	9/1/2035	14,934
114,159	Federal National Mortgage Association	4.5000	3/1/2039	118,119
57,485	Federal National Mortgage Association	4.5000	11/1/2039	59,446
201,884	Federal National Mortgage Association	4.5000	8/1/2040	208,729
183,552	Federal National Mortgage Association	4.5000	9/1/2040	189,776
200,019	Federal National Mortgage Association	4.5000	10/1/2040	206,802
108,521	Federal National Mortgage Association	4.5000	11/1/2040	112,201
31,764	Federal National Mortgage Association	5.0000	3/1/2023	34,148
83,703	Federal National Mortgage Association	5.0000	9/1/2033	89,225
94,100	Federal National Mortgage Association	5.0000	5/1/2035	100,232
8,610	Federal National Mortgage Association	5.0000	10/1/2035	9,164
111,060	Federal National Mortgage Association	5.0000	2/1/2036	118,206
75,078	Federal National Mortgage Association	5.0000	6/1/2040	79,766
178,978	Federal National Mortgage Association	5.0000	8/1/2040	190,053
30,169	Federal National Mortgage Association	5.5000	6/1/2022	32,846
67,386	Federal National Mortgage Association	5.5000	11/1/2035	73,065
121,819	Federal National Mortgage Association	5.5000	2/1/2037	131,960
169,972	Federal National Mortgage Association	5.5000	6/1/2038	184,029
73,502	Federal National Mortgage Association	5.5000	12/1/2039	79,580
39,636	Federal National Mortgage Association	6.0000	3/1/2036	43,882
23,536	Federal National Mortgage Association	6.0000	3/1/2037	25,881
44,626	Federal National Mortgage Association	6.0000	8/1/2037	49,073
15,405	Federal National Mortgage Association	6.0000	5/1/2038	16,921
38,601	Federal National Mortgage Association	6.0000	6/1/2038	42,486
31,561	Federal National Mortgage Association	6.5000	3/1/2037	35,753
1,423	Federal National Mortgage Association	7.0000	6/1/2029	1,626
Jefferson National Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 16.2% (Cont.)
$ 49,721	Freddie Mac Gold Pool	4.5000	11/1/2018	$ 53,068
32,274	Freddie Mac Gold Pool	5.0000	12/1/2020	34,691
21,843	Freddie Mac Gold Pool	5.5000	9/1/2036	23,633
45,153	Freddie Mac Gold Pool	6.0000	1/1/2038	49,580
27,345	Freddie Mac Gold Pool	6.0000	4/1/2038	30,026
				3,436,301

	TOTAL BONDS & NOTES (Cost - $6,971,632)			7,119,204

Shares
	SHORT-TERM INVESTMENTS - 0.9%
188,263	AIM STIT Liquid Assets Portfolio, to yield 0.20% (Cost $188,263) (a)			188,263

	TOTAL INVESTMENTS - 99.8% (Cost - $18,860,781) (b)			$ 21,150,695
	OTHER ASSETS LESS LIABILITIES - 0.2%			42,844
	NET ASSETS - 100.0%			$ 21,193,539

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at June 30, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substanitally the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 2,429,289
		Unrealized depreciation:		(139,375)
		Net unrealized appreciation:		$ 2,289,914

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS
		June 30, 2011 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		COMMERCIAL PAPER - 73.9%
$ 2,500,000	*	Amsterdam Funding Corp.	0.1400	7/7/2011	$ 2,499,942
3,320,000	*	Amsterdam Funding Corp.	0.2000	8/15/2011	3,319,170
5,050,000	*	Aspen Funding Corp.	0.1700	7/26/2011	5,049,404
3,750,000	*	Atlantic Asset Securitization LLC	0.1600	7/18/2011	3,749,717
5,750,000	*	Atlantis One Funding Corp.	0.1500	8/15/2011	5,748,922
1,150,000	*	Barton Capital LLC	0.1600	7/7/2011	1,149,969
4,225,000	*	Barton Capital LLC	0.1500	8/3/2011	4,224,419
5,000,000	*	Cancara Asset Securitisation LLC	0.1500	7/8/2011	4,999,854
4,775,000	*	Commonwealth Bank of Australia	0.1800	9/15/2011	4,773,185
8,200,000		Credit Suisse	0.1100	8/1/2011	8,199,223
4,000,000	*	Falcon Asset Securitization Co. LLC	0.1300	7/1/2011	4,000,000
4,350,000		ING U.S. Funding LLC	0.1500	7/15/2011	4,349,746
4,150,000	*	LMA-Americas LLC	0.2400	7/15/2011	4,149,612
4,577,000	*	Market Street Funding LLC	0.1500	8/18/2011	4,576,085
6,650,000	*	Matchpoint Master Trust	0.1600	7/18/2011	6,649,498
5,000,000	*	Newport Funding Corp.	0.1700	7/20/2011	4,999,551
2,335,000	*	Nieuw Amsterdam Receivables Corp.	0.1900	9/6/2011	2,334,174
2,600,000		Nordea North America, Inc.	0.1400	7/27/2011	2,599,737
1,250,000		Nordea North America, Inc.	0.1400	7/29/2011	1,249,864
2,425,000		Nordea North America, Inc.	0.1800	9/8/2011	2,424,163
4,200,000	*	Old Line Funding LLC	0.1800	8/22/2011	4,198,908
2,500,000	*	Reckitt Benckiser Treasury Services PLC	0.3500	11/22/2011	2,496,499
4,980,000	*	Regency Markets No. 1 LLC	0.1400	7/13/2011	4,979,768
4,000,000	*	Scaldis Capital Ltd. LLC	0.1700	7/5/2011	3,999,924
3,880,000		Societe Generale North America	0.1600	7/14/2011	3,879,776
5,000,000	*	Solitaire Funding LLC	0.1500	7/12/2011	4,999,771
5,570,000	*	Svenska Handelsbanken, Inc.	0.0500	7/1/2011	5,570,000
4,627,000	*	Thunder Bay Funding LLC	0.1300	7/7/2011	4,626,900
		TOTAL COMMERCIAL PAPER (Cost - $115,797,781)			115,797,781

		CORPORATE NOTES - 11.3%
4,495,000	+	Atlanticare Health Services, Inc.	0.1900	7/7/2011	4,495,000
1,230,000	+	Benjamin Rose Institute	0.1800	7/7/2011	1,230,000
1,085,000	+	Capital Markets Access Co. LC	0.2000	7/7/2011	1,085,000
2,590,000	+	S&L Capital LLC	0.2400	7/7/2011	2,590,000
8,330,000	*,+	St Jean Industries, Inc.	0.2800	7/7/2011	8,330,000
		TOTAL CORPORATE NOTES (Cost - $17,730,000)			17,730,000

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS (Continued)
		June 30, 2011 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		MUNICIPAL BONDS - 17.5%
$ 3,000,000	+	Geisinger Authority VRDN RB (Geisinger Health System), Series 2002	0.0400	7/1/2011	$ 3,000,000
4,500,000	+	Geisinger Authority VRDN RB (Geisinger Health System), Series 2005C	0.0400	7/1/2011	4,500,000
730,000	+	Illinois Housing Development Authority VRDN RB (Danbury Court Apartments-Phase II), Series 2004B	0.1200	7/7/2011	730,000
4,000,000	+	Independence, MO Industrial Development Authority RB Tax-Exempt (Groves & Graceland), Series 1997A	0.2800	7/7/2011	4,000,000
3,320,000	+	Indiana Health & Educational Facilities Financing Authority VRDN (Howard Regional Health System), Series 2005	0.0800	7/1/2011	3,320,000
1,900,000	+	Jackson Township, PA Industrial Development Authority VRDN RB, Series 2008	0.1300	7/7/2011	1,900,000
730,000	+	Kansas City Industrial Development Authority VRDN RB (Crooked Creek Apartments - Phase II), Series 2004B	0.1800	7/7/2011	730,000
4,495,000	+	Ogden City Utah Redevelopment Agency VRDN Refunding, Series 2009B-1	0.1900	7/7/2011	4,495,000
1,875,000	+	Ogden City Utah Redevelopment Agency VRDN Refunding, Series 2009B-2	0.2400	7/7/2011	1,875,000
2,800,000	+	Parma Ohio Economic Development VRDN, Series 2006 B	0.1800	7/7/2011	2,800,000
		TOTAL MUNICIPAL BONDS (Cost - $27,350,000)			27,350,000

		TOTAL INVESTMENTS - 102.7% (Cost - $160,877,781) (a)			$ 160,877,781
		LIABILITIES LESS OTHER ASSETS - (2.7) %			(4,234,905)
		NET ASSETS - 100.0%			$ 156,642,876

* Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2011 these securities amounted to $101,425,272 or 64.7% of net assets.
+ Variable rate security - interest rate subject to periodic change.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

RB	Revenue Bonds
VRDN	Variable Rate Demand Note

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)
			JNF Money
	JNF Equity	JNF Balanced	Market
	Portfolio	Portfolio	Portfolio

ASSETS
Investments, at cost	$ 78,669,788	$ 18,860,781	$ 160,877,781
Investments in securities, at value	$ 91,271,503	$ 21,150,695	$ 160,877,781
Cash	-	-	55,300
Due from Advisor	-	-	835
Receivable for securities sold	1,211,835	-	-
Dividends and interest receivable	115,450	66,837	7,089
Receivable for fund shares sold	-	-	392,965
Prepaid administration fees to other affiliates	-	15,539	13,526
TOTAL ASSETS	92,598,788	21,233,071	161,347,496

LIABILITIES
Payable for securities purchased	107,930	-	-
Payable for portfolio shares redeemed	25,251	12,727	4,666,400
Investment advisory fees payable	47,970	9,558	-
Fees payable to other affiliates	31,424	8,013	14,477
Distribution (12b-1) fees payable	18,455	4,329	-
Shareholder servicing fees	-	-	10,460
Accrued expenses and other liabilities	8,444	4,905	13,283
TOTAL LIABILITIES	239,474	39,532	4,704,620

NET ASSETS	$ 92,359,314	$ 21,193,539	$ 156,642,876

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 111,195,320	$ 22,911,610	$ 156,642,743
Undistributed net investment income	851,387	12,920	4
Accumulated net realized gain (loss) on investments	(32,289,108)	(4,020,905)	129
Net unrealized appreciation on investments	12,601,715	2,289,914	-
NET ASSETS	$ 92,359,314	$ 21,193,539	$ 156,642,876

Shares of Beneficial Interest Outstanding	4,062,364	1,304,057	156,656,955
Net Asset Value (Net Assets/Shares of Beneficial Interest)/Offering & Redemption Price per share)	$ 22.74	$ 16.25	$ 1.00

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2011 (Unaudited)

			JNF Money
	JNF Equity	JNF Balanced	Market
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends	$ 723,400	$ 142,591	$ -
Interest	300	117,983	129,045
Less: Foreign withholding taxes	(104)	-	-
TOTAL INVESTMENT INCOME	723,596	260,574	129,045

EXPENSES:
Investment advisory fees	296,838	70,386	72,599
Distribution (12b-1) fees	114,168	27,072	-
Shareholder servicing fees	-	-	145,199
Administration service fees	82,471	27,498	77,124
Professional fees	10,299	5,727	16,975
Compliance officer fees	6,381	1,702	7,430
Trustees' fees and expenses	6,227	6,252	6,210
Custodian fees	5,934	6,503	7,843
Printing and postage expense	1,860	1,202	1,220
Insurance expenses	816	306	3,620
TOTAL EXPENSES	524,994	146,648	338,220

Less: Fees waived/expenses reimbursed by the Advisor	-	(14,859)	(113,282)
Less: Fees waived by other affiliates	-	-	(96,799)
Less: Fees waived by the Administrator	-	-	(4,840)
NET EXPENSES	524,994	131,789	123,299

NET INVESTMENT INCOME	198,602	128,785	5,746

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain on investment transactions	10,009,293	1,404,809	25
Net change in unrealized appreciation (depreciation)
on investment transactions	(995,079)	(65,826)	-

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	9,014,214	1,338,983	25

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 9,212,816	$ 1,467,768	$ 5,771

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	JNF Equity Portfolio		JNF Balanced Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2011	December 31,	June 30, 2011	December 31,
	(Unaudited)	2010	(Unaudited)	2010
FROM OPERATIONS
Net investment income	$ 198,602	$ 653,025	$ 128,785	$ 302,936
Net realized gain on investments	10,009,293	14,348,280	1,404,809	1,804,137
Net change in unrealized appreciation (depreciation)
on investments	(995,079)	3,904,664	(65,826)	266,875
Net Increase in Net Assets
Resulting From Operations	9,212,816	18,905,969	1,467,768	2,373,948

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	-	(617,289)	(132,608)	(301,036)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	448,425	1,177,304	3,139,291	805,402
Reinvestment of dividends and distributions	-	617,289	132,608	301,036
Cost of shares redeemed	(5,519,693)	(9,758,053)	(4,706,263)	(4,760,479)
Net Decrease in Net Assets From Share
Transactions of Beneficial Interest	(5,071,268)	(7,963,460)	(1,434,364)	(3,654,041)

TOTAL INCREASE/ (DECREASE) IN NET ASSETS	4,141,548	10,325,220	(99,204)	(1,581,129)

NET ASSETS
Beginning of period	88,217,766	77,892,546	21,292,743	22,873,872
End of period*	$ 92,359,314	$ 88,217,766	$ 21,193,539	$ 21,292,743
* Includes undistributed net investment income of	$ 851,387	$ 652,785	$ 12,920	$ 16,743

SHARES ACTIVITY
Shares Sold	20,173	67,553	192,188	56,136
Shares Reinvested	-	33,603	8,246	20,981
Shares Redeemed	(249,566)	(545,950)	(290,560)	(333,152)
Net Decrease in shares of beneficial interest outstanding	(229,393)	(444,794)	(90,126)	(256,035)

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	JNF Money Market Portfolio
	Six Months Ended	Year Ended
	June 30, 2011	December 31,
	(Unaudited)	2010

FROM OPERATIONS
Net investment income	$ 5,746	$ 17,474
Net realized gain on investments	25	104
Net Increase in Net Assets
Resulting From Operations	5,771	17,578

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	(5,742)	(17,474)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	190,630,139	365,076,211
Reinvestment of dividends and distributions	5,742	17,474
Cost of shares redeemed	(155,624,857)	(334,697,060)
Net Increase in Net Assets From Share
Transactions of Beneficial Interest	35,011,024	30,396,625

TOTAL INCREASE IN NET ASSETS	35,011,053	30,396,729

NET ASSETS
Beginning of period	121,631,823	91,235,094
End of period*	$ 156,642,876	$ 121,631,823
* Includes undistributed net investment income of	$ 4	$ -

SHARES ACTIVITY
Shares Sold	190,237,338	365,076,212
Shares Reinvested	398,542	17,474
Shares Redeemed	(155,624,857)	(334,697,060)
Net Increase in shares of beneficial interest outstanding	35,011,023	30,396,626

JNF Portfolios
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Equity Portfolio
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,
	(Uanudited)		2010	2009	2008	2007 (1)

Net asset value, beginning of period	$ 20.56		$ 16.44	$ 12.30	$ 21.46	$ 23.75
Activity from investment operations:
Net investment income (2)	0.05		0.15	0.12	0.12	0.02
Net realized and unrealized gain
(loss) on investments	2.13		4.11	4.16	(9.25)	(2.31)
Total from investment operations	2.18		4.26	4.28	(9.13)	(2.29)

Less distributions from:
Net investment income	-		(0.14)	(0.14)	(0.03)	-

Net asset value, end of period	$ 22.74		$ 20.56	$ 16.44	$ 12.30	$ 21.46

Total return (3)	10.60%		26.02%	35.03%	-42.60%	-9.64%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 92,359		$ 88,218	$ 77,893	$ 63,760	$ 135,373

Ratios of expenses to average net assets	1.15%	(5)	1.16%	1.14%	1.10%	1.10%

Ratios of expenses to average
net assets before waivers	1.15%	(5)	1.16%	1.18%	1.17%	1.17%

Ratios of net investment income
to average net assets	0.43%	(5)	0.81%	0.92%	0.67%	0.15%

Ratios of net investment income to
average net assets before waiver	0.43%	(5)	0.81%	0.88%	0.60%	0.08%

Portfolio turnover rate	60%	(4)	123%	122%	118%	97%

(1)	The JNF Equity Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5)	Annualized.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Balanced Portfolio
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2011		December 31,	December 31,	December 31,	December 31,
	(Uanudited)		2010	2009	2008	2007 (1)

Net asset value, beginning of period	$ 15.27		$ 13.86	$ 11.58	$ 15.40	$ 15.81
Activity from investment operations:
Net investment income (2)	0.09		0.20	0.22	0.29	0.18
Net realized and unrealized gain
(loss) on investments	0.99		1.41	2.28	(3.82)	(0.41)
Total from investment operations	1.08		1.61	2.50	(3.53)	(0.23)

Less distributions from:
Net investment income	(0.10)		(0.20)	(0.22)	(0.29)	(0.18)

Net asset value, end of period	$ 16.25		$ 15.27	$ 13.86	$ 11.58	$ 15.40

Total return (3)	7.08%		11.74%	21.85%	-23.16%	-1.46%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 21,194		$ 21,293	$ 22,874	$ 22,332	$ 35,727

Ratios of expenses to average net assets	1.22%	(5)	1.18%	1.14%	1.10%	1.10%	(5)

Ratios of expenses to average net
assets before waivers	1.35%	(5)	1.35%	1.31%	1.28%	1.31%	(5)

Ratios of net investment income
to average net assets	1.19%	(5)	1.40%	1.80%	2.09%	1.73%	(5)

Ratios of net investment income to
average net assets before waiver	1.05%	(5)	1.24%	1.62%	1.90%	1.52%	(5)

Portfolio turnover rate	48%	(4)	79%	109%	98%	126%	(4)

(1)	The JNF Balanced Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Not annualized. Portfolio turnover from December 31, 2007 does not include securities received in-kind for shareholder contributions.
(5) Annualized.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	JNF Money Market Portfolio
	Six Months Ended		Year Ended		Year Ended		Period Ended
	June 30, 2011		December 31,		December 31,		December 31,
	(Uanudited)		2010		2009		2008 (1)

Net asset value, beginning of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00
Activity from investment operations:
Net investment income	0.00	(2)	0.00	(2)	0.00	(2)	0.02
Net realized and unrealized gain (loss) on investments	-		-		-		-
Total from investment operations	0.00	(2)	0.00	(2)	0.00	(2)	0.02

Less distributions from:
Net investment income	(0.00)	(2)	0.00	(2)	(0.00)	(2)	(0.02)

Net asset value, end of period	$ 1.00		$ 1.00		$ 1.00		$ 1.00

Total return (3)	0.01%		0.02%		0.23%		1.84%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 156,643		$ 121,632		$ 91,235		$ 144,000

Ratios of expenses to average net assets	0.25%	(4)	0.29%		0.49%		0.52%	(4)

Ratios of expenses to average net assets before waivers	0.70%	(4)	0.68%		0.71%		0.70%	(4)

Ratios of net investment income to average net assets	0.01%	(4)	0.02%		0.28%		2.51%	(4)

Ratios of net investment income (loss) to average net assets
before waiver	-0.43%	(4)	-0.37%		0.06%		2.34%	(4)

(1) The JNF Money Market Portfolio commenced operations on April 7, 2008.
(2) Represents less than $0.01 per share.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized

               JNF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”), the JNF Balanced Portfolio (the “Balanced Portfolio”) and the JNF Money Market Portfolio (the “Money Market Portfolio”), (collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including the Adviser’s affiliate, Jefferson National Life Insurance Company.  The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts.  However, Jefferson National Life separate accounts own 100% of the shares offered by each Portfolio except the Money Market Portfolio which it owns 96% of the shares outstanding. The investment objective of each Portfolio is as follows:

Portfolio

Primary Objective

Equity Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

Balanced Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

Money Market Portfolio

High level of current income as is consistent with preservation of capital and daily liquidity.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

It is the Money Market Portfolio’s policy to maintain a continuous net asset value per share of $1.00; this Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that this Portfolio will be able to maintain a stable net asset value per share of $1.00.

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Money Market Portfolio values all of its securities on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which has been determined by the Board to represent the approximate market value.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

                JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Portfolio’s assets and liabilities measured at fair value:

Equity Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 91,000,850	$ -	$ -	$ 91,000,850
Money Market Funds	270,653	-	-	270,653
Total	$ 91,271,503	$ -	$ -	$ 91,271,503

Balanced Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,843,228	$ -	$ -	$ 13,843,228
Bond & Notes	-	7,119,204	-	7,119,204
Money Market Funds	188,263	-	-	188,263
Total	$ 14,031,491	$ 7,119,204	$ -	$ 21,150,695
* Other financial instruments include futures, forwards and swap contracts.

Money Market Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 115,797,781	$ -	$ 115,797,781
Corporate Notes	-	17,730,000	-	17,730,000
Municipal Bonds	-	27,350,000	-	27,350,000
Total	$ -	$ 160,877,781	$ -	$ 160,877,781

The Portfolios did not hold any Level 3 securities during the year.  There were no significant transfers into or out of Level 1 & Level 2 during the year.  It is the Portfolios’ policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for Industry Classification.

               JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Security transactions and related income – Security transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain respectively.  Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

Foreign currency translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Dividends and distributions to shareholders – The following table summarizes each Portfolio’s Investment Income and Capital Gain declaration policy:

Portfolio

           Income Dividends

    Capital Gains

Equity Portfolio

Annually

    Annually

Balanced Portfolio

Quarterly

    Annually

Money Market Portfolio

Daily – Paid Monthly

    Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

               JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of (2007 – 2009) and during the year ended December 31, 2010 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years. The Portfolios identify the major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

               JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio

  Purchases

     Sales

Equity Portfolio

$  55,218,573

                    $   59,952,468

Balanced Portfolio

    10,065,436

                         11,151,269

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios.  JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”).  Chicago Equity Partners, LLC (“Chicago Equity”) serves as the sub-advisor for the Equity Portfolio and Balanced Portfolios, and INVESCO Advisors, Inc. (“INVESCO”) serves as sub-advisor for the Money Market Portfolio, (collectively the “Sub-Advisors).  The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, supervises the performance of Sub-Advisors, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.65% of the Equity and Balanced Portfolio’s and 0.15% for the Money Market Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays each sub-advisor a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.30% of the Equity Portfolio, 0.27% of the Balanced Portfolio and 0.05% for the Money Market Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2012 to waive a portion of its advisory fee and has agreed to reimburse the Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.25% per annum for the Equity and Balanced Portfolios and 0.65% per annum for the Money Market Portfolio’s average daily net assets.  However, the Advisor voluntarily agreed to keep the expense cap of the Money Market Portfolio at 0.50% per annum.

The Advisor has voluntarily agreed to waive additional fees for the Money Market Portfolio in order to maintain a positive yield.  This agreement may be terminated at any time.

              JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

During the six months ended June 30, 2011 the Advisor waived/reimbursed fees for the Portfolios as follows:

Portfolio

Waiver/Reimbursement

Balanced Portfolio

         $ 14,859

Money Market

 Portfolio

          113,282

The Advisor had expense caps in place of 1.25% of average daily net assets after April 30, 2011, 1.20% of average daily net assets from April 30, 2010 to April 30, 2011, 1.15% of average daily net assets from April 30, 2009 to April 30, 2010 and 1.10% of average daily net assets prior to April 30, 2009 for the Equity and Balanced Portfolio’s, and 0.65% and 0.50% of average daily net assets prior to April 30, 2010 for the Money Market Portfolio.  If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Portfolio provided that such reimbursement does not cause the Portfolio’s operating expenses to exceed the expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

During the year ended December 31, 2010 the Advisor has the following waived expenses that may be recovered no later than the dates indicated:

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by the Equity and Balanced Portfolio’s at an annual rate of 0.25% of its average daily net assets. Pursuant to the Plan, each of these Portfolios may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended June 30, 2011 the Equity and Balanced Portfolio’s were charged $114,168 and $27,072, respectively, pursuant to the plan.

                JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

The Portfolios pay their pro rata share of a total fee of $10,000 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  The Portfolios pay the chairperson of the audit committee its pro rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency to the Portfolios as follows:

Administration, Fund Accounting and Transfer Agency. The Portfolios pay GFS an asset-based fee in decreasing amounts as the combined Portfolios assets reach certain breakpoints. The Portfolios are subject to minimum annual fees. The Portfolios also pay GFS for any out-of-pocket expenses. Fees are billed monthly as follows:

The greater of:

A minimum complex annual fee of $210,000 or

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on the next $250 million in net assets

-

8 basis points or 0.08% per annum on net assets greater than $500 million

Effective May 1, 2009 GFS has agreed to waive .01% per annum of its fee on the Money Market Portfolio.  This agreement may be terminated at any time.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolios an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2011 the Equity, Balanced and Money Market Portfolios incurred expenses of $6,381, $1,702 and $7,430, respectively, for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the six months ended June 30, 2011, GemCom collected amounts totaling $807, $630 and $790, respectively, for the Equity, Balanced and Money Market Portfolios for EDGAR and printing services performed.

                 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Pursuant to the Participation Agreement (the “Agreement”) with the Money Market Portfolio by and among the Trust and Jefferson National Life Insurance Company (the “Company”) an affiliate of JNF Advisors, the Company is compensated for providing certain administrative services to the Money Market Portfolio at the rate of 0.30% of average daily net assets.  Effective September 15, 2009 the Company has agreed to waive 0.20% per annum of its fee on the Money Market Portfolio.  This agreement may be terminated at any time. For the six months ended June 30, 2011, the Portfolio accrued $145,199 of which $48,400 was paid to the Company and $96,799 was reimbursed to the Portfolio.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended December 31, 2010 was as follows:

The tax character of distributions for the period ended December 31, 2009 was as follows:

As of December 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

                 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

At December 31, 2010, the following Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

Permanent book and tax differences attributable to differences in book/tax treatment of paydown gain/(loss) resulted in reclassification for the period ended December 31, 2010 as follows:

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

JNF Portfolios

EXPENSE EXAMPLES

June 30, 2011 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Portfolio’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

		Actual		Hypothetical (5% return before expenses)
Portfolio’s Annualized Expense Ratio	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period*	Ending Account Value 6/30/11	Expenses Paid During Period
JNF Equity Portfolio	1.15%	$1,000.00	$1,106.00	$6.00	$1,019.09	$ 5.76
JNF Balanced Portfolio	1.22%	$1,000.00	$1,070.80	$6.26	$1,018.74	$ 6.11
JNF Money Market Portfolio	0.25%	$1,000.00	$1,000.10	$1.24	$1,023.55	$ 1.25

*Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365) for the Equity, Balanced and Money Market Portfolio’s, respectively.

Renewal of Advisory Agreement – JNF Portfolios

In connection with a meeting held on December 13, 2010 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between JNF Advisors, Inc. (“JNF” or the “Adviser”) and the Trust, on behalf of the JNF Balanced Portfolio (“JNF Balanced”), JNF Equity Portfolio (“JNF Equity”) and the JNF Money Market Portfolio (“JNF Money Market”) (each a “Portfolio” and collectively,  the “Portfolios”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Portfolios’ overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Portfolios’ performance compared with key indices.

In its consideration of the renewal of the Agreement for the Portfolios, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of JNF’s research capabilities, the quality of its compliance infrastructure and the experience of its portfolio management personnel.  The Board then reviewed JNF’s financial statements and concluded that JNF is sufficiently well capitalized to meet its obligations to the Portfolios. The Trustees concluded that JNF had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of JNF’s past performance as investment adviser to the Portfolios, as well as other factors relating to its track record.   The Board concluded that JNF’s performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser charges a 0.65% annual advisory fee based on the average net assets of JNF Equity and JNF Balanced, and a 0.15% annual advisory fee based on the average net assets of JNF Money Market.  The Trustees then discussed the comparison of management fees and total operating expense data and reviewed the Portfolios’ advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Portfolios and the overall duties of JNF.  The Board, including the Independent Trustees, next considered the expense ratio for each Portfolio, and expense ratios of a peer group of funds. The Trustees concluded that the Portfolios’ advisory fees and expense ratios were acceptable in light of the quality of the services each Portfolio received from JNF, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Portfolios, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by JNF in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios. It also considered the profits realized by the Adviser from other activities related to the Portfolios. The Trustees concluded that JNF’s level of profitability from its relationship to the Portfolios is not excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Portfolios’ shareholders, and unanimously renewed the Agreement.

Renewal of the Sub-Advisory Agreements

During the Meeting, the Board, including a majority of the Independent Trustees, also considered the renewal of the sub-advisory agreement between Chicago Equity Partners, LLC (“CEP”) and the Trust, on behalf of the Equity Portfolio and the Bond Portfolio, and the sub-advisory agreement between Invesco Advisors, Inc. (“Invesco”) and the Trust, on behalf of the Money Market Portfolio (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements”).  In considering the Sub-Advisory Agreements, the Board received materials specifically relating to the Sub-Advisory Agreements from each Sub-Adviser.  These materials included: (a) information on the investment performance of the Portfolios, a peer group of funds and appropriate indices with respect to the Portfolios; (b) the resources available with respect to compliance with the Portfolios’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of each Sub-Adviser, (d) investment management staffing, and (e) the financial condition of each Sub-Adviser.

In its consideration of the renewal of each Sub-Advisory Agreement for the Portfolios, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of each Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CEP’s and Invesco’s research capabilities, the quality of its compliance infrastructure and the experience of their portfolio management personnel.  The Trustees concluded that each Sub-Adviser had provided quality services to the Portfolios.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CEP’s and Invesco’s past performance as Sub-adviser to its respective Portfolio, as well as other factors relating to its track record.  The Board concluded that each Sub-Adviser’s performance was acceptable.

 Fees and Expenses.  The Board noted that the Portfolios would not compensate CEP and Invesco for sub-advisory services, but rather JNF would compensate each Sub-Adviser out of the advisory fees received from the Portfolios. The Board, including the Independent Trustees, next considered the expense ratio for the Portfolios, and expense ratios of a peer group of funds.  The Trustees concluded that the Portfolios’ sub-advisory fees were acceptable in light of the quality of the services the Portfolios receive from each Sub-Adviser.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Portfolios and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of each Portfolio, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by each Sub-Adviser in connection with the operation of the Portfolios and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios.  It also considered the profits realized by each Sub-Adviser from other activities related to the Portfolios.  The Trustees concluded that each Sub-Adviser’s level of profitability from its relationship to the Portfolios is not excessive.

 Conclusion. The Board, having requested and received such information from each Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of each proposed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and unanimously approved each proposed Sub-Advisory Agreement.

Rev. June 2011

PRIVACY NOTICE
FACTS		WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Variable Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Variable Trust
What we do
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR

JNF Advisors, Inc.

9920 Corporate Campus Dr., Suite 1000
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

8/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

           Andrew B. Rogers, President

Date

8/29/11

By (Signature and Title)

/s/ Kevin E. Wolf

           Kevin E. Wolf, Treasurer

Date

8/29/11